Description of Business and Summary of Significant Accounting Policies - Supplier Finance Program Obligation Narrative (Details)	Dec. 31, 2024
Supplier Finance Program [Line Items]
Supplier finance program, payment timing, period	120 days
Minimum
Supplier Finance Program [Line Items]
Supplier finance program, terminate agreement, period notice	30 days
Maximum
Supplier Finance Program [Line Items]
Supplier finance program, terminate agreement, period notice	90 days